Subsequent Events (Details)	Dec. 05, 2024 USD ($)	Dec. 05, 2024 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 05, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Taizhou Zhongjin [Member]
Subsequent Events [Line Items]
Accounts receivable balance								$ 903,041	¥ 6,332,683
Subsequent Event [Member]
Subsequent Events [Line Items]
Monthly instalment payment	$ 142,600	¥ 1,000,000
Subsequent Event [Member] | Nissin Korea [Member]
Subsequent Events [Line Items]
Accounts receivable balance	124,411						¥ 872,447
Monthly instalment payment	$ 300,000
Forecast [Member] | Taizhou Zhongjin [Member]
Subsequent Events [Line Items]
Accounts receivable balance			$ 197,233	¥ 1,383,120	$ 308,398	¥ 2,162,677